SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
BASIS OF CONSOLIDATION [Policy Text Block]
a)	BASIS OF CONSOLIDATION

The Company's audited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Gentor International Limited ("Gentor International"). Gentor International was incorporated on December 12, 2011 under the laws of the British Virgin Islands. Intercompany balances and transactions have been eliminated in preparing the consolidated financial statements.

MINERAL PROPERTIES AND EXPLORATION COSTS [Policy Text Block]
b)	MINERAL PROPERTIES AND EXPLORATION COSTS

Exploration costs pertaining to mineral properties with no proven reserves are charged to operations as incurred. When it is determined that mineral properties can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop such properties are capitalized. Such costs will be depreciated using the units-of-production method over the estimated life of the proven and probable reserves. The Company is in the exploration stage and has not yet realized any revenue from operations. All exploration expenditures have been expensed as incurred (see Notes 3 and 7).

CAPITAL ASSETS [Policy Text Block]
c)	CAPITAL ASSETS
Capital assets are recorded at cost less accumulated depreciation. Depreciation and amortization has been recorded as follows:

Office equipment	—	Straight line basis over four years

Leasehold improvements	—	Straight line basis over five years

ASSET IMPAIRMENT [Policy Text Block]
d)	ASSET IMPAIRMENT

The Company monitors events and changes in circumstances, which may require an assessment of the recoverability of its long-lived assets. If required, the Company would assess recoverability using estimated undiscounted future operating cash flows of the related asset or asset grouping. Assets are grouped at the lowest levels for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups. If the carrying amount of an asset is not recoverable, an impairment loss is recognized in operations, measured by comparing the carrying amount of the asset to its fair value. No impairment losses or reversals of previously recorded impairments were recorded during the years ended December 31, 2019, 2018 and 2017.

ASSET RETIREMENT OBLIGATIONS [Policy Text Block]
e)	ASSET RETIREMENT OBLIGATIONS

The fair value of the liability of an asset retirement obligation is recorded when it is incurred and the corresponding increase to the asset is depreciated over the estimated life of the asset. The liability is periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the asset retirement obligation. The Company has not identified or recorded any asset retirement obligations on its balance sheet as at December 31, 2019 and 2018.

STOCK-BASED COMPENSATION [Policy Text Block]
f)	STOCK-BASED COMPENSATION

The Company has a stock option plan, which is described in note 8(c). The Company uses the fair value method of accounting for stock options granted to directors, officers and employees whereby the fair value of options granted measured at the grant date is recorded as a compensation expense in the financial statements on a straight line basis over the requisite employee service period (usually the vesting period). Compensation expense on stock options granted to non-employees is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received. Any consideration paid by directors, officers, employees and consultants on exercise of stock options or purchase of shares is credited to capital stock. Shares are issued from treasury upon the exercise of stock options. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. For 2019 and 2018, the Company estimated that all options previously granted will vest. As the stock options are exercisable in Canadian dollars, and the Company's shares trade on a Canadian exchange, stock options are determined to be equity instruments.

CASH [Policy Text Block]
g)	CASH

Cash consists of bank balances. The Company maintains cash in bank deposit accounts in Canada that at times may exceed Canadian federally insured limits. The Company has not experienced any losses in such accounts.

FOREIGN EXCHANGE [Policy Text Block]
h)	FOREIGN EXCHANGE

The Company's functional and reporting currency is United States dollars. The functional currency of any foreign operations is United States dollars. Amounts in other than the functional currency are translated as follows: monetary assets and liabilities are translated at the spot rates of exchange in effect at the end of the period; non-monetary items are translated at historical exchange rates in effect on the dates of the transactions. Revenues and expense items are translated at average rates of exchange in effect during the period, except for depreciation, which is translated at its corresponding historical rate. Realized and unrealized exchange gains and losses are included in the consolidated statements of loss and comprehensive loss.

USE OF ESTIMATES [Policy Text Block]
i)	USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from management's best estimates as additional information becomes available in the future. The Company bases its estimates and assumptions on historical experience, current facts, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. Significant estimates and assumptions include those related to estimation of deferred income taxes, tax loss recoverability and fair value estimates for stock options and common share purchase warrants.

FAIR VALUE OF FINANCIAL INSTRUMENTS [Policy Text Block]
j)	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Instruments

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor's carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in any net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in operations.

Fair Value

The Company follows “Accounting Standards Codification” ASC 820-10 Fair Value Measurements and Disclosures for its financial assets and financial liabilities that are re-measured and reported at fair value at each reporting period.

Fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable in the market such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability and include situations where there is little, if any, market activity. For the years ended December 31, 2019, 2018 and 2017, common share purchase warrants denominated in Canadian dollars have been recognized as fair value derivative instruments.

Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether or not there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company may issue freestanding options or warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity. The Company may also issue options or warrants to non-employees in connection with consulting or other services.

Derivative financial instruments are measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to profit or loss. For warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to estimate fair value of the derivative instruments. For more complex derivative financial instruments, the Company uses acceptable pricing models to estimate fair value of the derivative instrument.

The classification of derivative instruments, including whether or not such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

INCOME TAXES [Policy Text Block]
k)	INCOME TAXES

Deferred income taxes are reported for temporary differences between items of income or expense reported in the financial statements and those reported for income tax purposes, which require the use of the asset / liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for the tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognizes deferred taxes for the estimated future tax effects attributable to deductible temporary differences and loss carryforwards when realization is more likely than not. The deferred taxes for the Company amount to nil at the balance sheet date.

ASC 740, “Income Taxes” requires that the Company recognize the impact of a tax position in its financial statements if the position is more likely than not of being sustained upon examination and on the technical merits of the position. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

LOSS PER SHARE [Policy Text Block]
l)	LOSS PER SHARE

Basic loss per share calculations are based on the weighted-average number of common shares issued and outstanding during the period. Diluted earnings per share is calculated using the treasury method. The treasury method assumes that outstanding stock options and warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period.

DISCONTINUED OPERATIONS [Policy Text Block]
m)	DISCONTINUED OPERATIONS

A discontinued operation is a component of the Company’s business, the operations and cash flows of which can be clearly distinguished from the rest of the operations. It represents a separate line of business or geographic area of operation that the Company has sold or made a plan to sell.

When an operation is classified as a discontinued operation, the Company's comparative consolidated financial statements must be represented as if the operation had been discontinued from the start of the comparative year and shown on the balance sheet as assets held for sale. On November 23, 2017, the Company announced that it intended to dispose of its subsidiary which held its mineral properties in Turkey (See Notes 3 and 7).

ACCOUNTING CHANGES [Policy Text Block]
n)	ACCOUNTING CHANGES

During the year ended December 31, 2019, the Company adopted Accounting Standard Update ("ASU") 2018-07 "Compensation-Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting". The adoption of this ASU did not have any material impact on the Company's consolidated financial statements.

ACCOUNTING PRONOUNCEMENTS NOT YET EFFECTIVE [Policy Text Block]
o)	ACCOUNTING PRONOUNCEMENTS NOT YET EFFECTIVE

Certain new standards, interpretations, amendments and improvements to existing standards were issued that are mandatory for accounting periods beginning on or after January 1, 2019. For the year ended December 31, 2019, there were no updates that are applicable or are consequential to the Company.